Business and Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Business and Significant Accounting Policies (Policies)
Percentage of valuation allowance provided	100.00%	100.00%
Common stock share issued	8,500	15,336
Proceeds from exchange of common stock	$ 42,500	$ 76,680
Proceeds from issuance of common stock	$ 454,000	330,000
Sale of assets		$ 0	$ 21,000